TAX CHARGE - Schedule of Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current tax expense	$ 2,883	$ 3,168	$ 1,522
Deferred tax charge (benefit) (Note 17)	588	(1,287)	(1,012)
Income tax expense (benefit)	$ 3,471	$ 1,881	$ 510